Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 1,274,263
Contract assets		$ 85,018
Insurance recovery receivable		136,250
Prepaid employee benefits		2,000	$ 10,722
Prepaid rent			11,201
Other	51,490	49,380
Other		47,380	17,770
Prepaid expenses and other current assets	$ 1,325,753	$ 270,648	$ 39,693